Investment Objectives and Goals - First Trust WCM Global Equity ETF	Apr. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust WCM Global Equity ETF (WCMG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust WCM Global Equity ETF (the "Fund") seeks to provide investors with long-term capital appreciation.